Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Principal Subsidiaries of Goldcorp and Geographic Locations

The principal subsidiaries of Goldcorp and their geographic locations at December 31, 2017 were as follows:

Direct parent company	Location	Ownership interest	Mining properties and development projects owned (note 19)
Les Mines Opinaca Ltée (“Éléonore”)	Canada	100%	Éléonore mine
Goldcorp Canada Ltd./Goldcorp Inc. (“Musselwhite”)	Canada	100%	Musselwhite mine
Goldcorp Canada Ltd./Goldcorp Inc. (“Porcupine”)	Canada	100%	Porcupine mine and Borden project
Red Lake Gold Mines Ontario Partnership (“Red Lake”)	Canada	100%	Red Lake and Campbell mines, and Cochenour project
Minera Peñasquito S.A. de C.V. (“Peñasquito”)	Mexico	100%	Peñasquito mine
Oroplata S.A. (“Cerro Negro”)	Argentina	100%	Cerro Negro mine
Kaminak Gold Corporation (“Kaminak”)	Canada	100%	Coffee project

Summary of Investments in Associates and Joint Arrangements
(d)	Investments in associates and joint arrangements

These consolidated financial statements also include the following joint arrangements and investments in associates:

Associates and joint arrangements	Location	Ownership interest	Classification and accounting method	Mining properties (note20)
Compañia Minera Casale SpA (“Norte Abierto”)”)	Chile	50.0%	Joint Operation; consolidate Goldcorp’s share	Norte Abierto project
NuevaUnión SpA (“NuevaUnión”)	Chile	50.0%	Joint Venture; equity method	NuevaUnión project
Pueblo Viejo Dominicana Corporation (“Pueblo Viejo”)	Dominican Republic	40.0%	Associate; equity method	Pueblo Viejo mine
Minera Alumbrera Limited (“Alumbrera”)	Argentina	37.5%	Associate; equity method	Alumbrera mine
Leagold Mining Corporation (“Leagold”)	Mexico	22.9%	Associate; equity method	Los Filos mine